Consolidated Balance Sheets - 10K - USD ($) $ in Thousands	Apr. 30, 2023	Apr. 24, 2022
Assets, Current [Abstract]
Cash and Cash Equivalents, at Carrying Value	$ 8,436	$ 8,907
Accounts Receivable, after Allowance for Credit Loss, Current	1,310	879
Inventory, Net	802	703
Prepaid Expense and Other Assets, Current	577	327
Assets, Current, Total	11,125	10,816
Property, Plant and Equipment, Net	62,842	50,380
Operating Lease, Right-of-Use Asset	55,604	53,276
Other Assets, Noncurrent	1,356	0
Assets, Total	130,927	114,472
Liabilities, Current [Abstract]
Long-Term Debt, Current Maturities	1,044	10,126
Accrued Occupancy, Current	14,940	15,244
Short-term borrowings		1,150
Other Accrued Liabilities, Current	8,613	7,519
Operating Lease, Liability, Current	10,727	8,898
Liabilities, Current, Total	61,978	67,127
Long-Term Debt, Excluding Current Maturities	36,211	13,820
Accrued Occupancy, Noncurrent	2,020	5,311
Operating Lease, Liability, Noncurrent	91,398	85,552
Other Liabilities, Noncurrent	850	0
Liabilities, Total	192,457	171,810
Commitments and Contingencies
Temporary Equity, Carrying Amount, Attributable to Parent	$ 53,468	$ 52,218
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	430,000,000
Common stock, shares issued	11,422,476
Common stock, shares outstanding	11,422,476
Equity, Attributable to Parent [Abstract]
Common stock	$ 1	$ 1
Additional Paid in Capital	3,794	1,711
Retained Earnings (Accumulated Deficit)	(118,793)	(111,268)
Equity, Attributable to Parent, Total	(114,998)	(109,556)
Liabilities and Equity, Total	130,927	114,472
As Reported
Assets, Current [Abstract]
Cash and Cash Equivalents, at Carrying Value	8,436
Accounts Receivable, after Allowance for Credit Loss, Current	1,310
Inventory, Net	802
Prepaid Expense and Other Assets, Current	577
Assets, Current, Total	11,125
Property, Plant and Equipment, Net	62,842
Operating Lease, Right-of-Use Asset	55,604
Other Assets, Noncurrent	1,356
Assets, Total	130,927
Liabilities, Current [Abstract]
Long-Term Debt, Current Maturities	1,044
Accrued Occupancy, Current	14,940
Short-term borrowings	0
Other Accrued Liabilities, Current	8,613
Operating Lease, Liability, Current	10,727
Liabilities, Current, Total	61,978
Long-Term Debt, Excluding Current Maturities	36,211
Accrued Occupancy, Noncurrent	2,020
Operating Lease, Liability, Noncurrent	91,398
Other Liabilities, Noncurrent	850
Liabilities, Total	192,457
Commitments and Contingencies
Temporary Equity, Carrying Amount, Attributable to Parent	$ 53,468	$ 52,218
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	430,000,000
Common stock, shares issued	11,422,476	11,400,833
Common stock, shares outstanding	11,422,476	11,400,833
Equity, Attributable to Parent [Abstract]
Common stock	$ 1
Additional Paid in Capital	3,794
Retained Earnings (Accumulated Deficit)	(118,793)
Equity, Attributable to Parent, Total	(114,998)	$ (109,556)
Liabilities and Equity, Total	130,927
Nonrelated Party
Liabilities, Current [Abstract]
Accounts payable	19,305	16,932
Nonrelated Party | As Reported
Liabilities, Current [Abstract]
Accounts payable	19,305
Related Party
Liabilities, Current [Abstract]
Accounts payable	7,349	$ 7,258
Related Party | As Reported
Liabilities, Current [Abstract]
Accounts payable	$ 7,349